Severance Indemnities and Pension Plans (Reconciliation of Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		¥ 1,253,282
Fair value of plan assets at end of fiscal year		1,420,377	¥ 1,253,282
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		2,277
Fair value of plan assets at end of fiscal year		4,754	2,277
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		206
Fair value of plan assets at end of fiscal year			206
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		26,005
Fair value of plan assets at end of fiscal year		26,680	26,005
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		224,874
Fair value of plan assets at end of fiscal year		262,681	224,874
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		67,956
Fair value of plan assets at end of fiscal year		81,968	67,956
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year	[1]	93,910
Fair value of plan assets at end of fiscal year	[1]	109,795	93,910
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		3,512
Fair value of plan assets at end of fiscal year		5,024	3,512
Level 3 [Member] | Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		414	6,464
Defined benefit plan, Realized gains (losses)		30	(668)
Defined benefit plan, Unrealized gains (losses)		(18)	5
Defined benefit plan, Purchase, sales and settlements		645	(5,387)
Defined benefit plan, Transfer into Level 3
Defined benefit plan, Transfer out of Level 3
Fair value of plan assets at end of fiscal year		1,071	414
Level 3 [Member] | Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		208	5,927
Defined benefit plan, Realized gains (losses)		(6)	(669)
Defined benefit plan, Unrealized gains (losses)		(18)	4
Defined benefit plan, Purchase, sales and settlements		887	(5,054)
Fair value of plan assets at end of fiscal year		1,071	208
Level 3 [Member] | Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		206	537
Defined benefit plan, Realized gains (losses)		36	1
Defined benefit plan, Unrealized gains (losses)			1
Defined benefit plan, Purchase, sales and settlements		(242)	(333)
Fair value of plan assets at end of fiscal year			206
Level 3 [Member] | Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		760	985
Defined benefit plan, Realized gains (losses)		51
Defined benefit plan, Unrealized gains (losses)		(2)	(34)
Defined benefit plan, Purchase, sales and settlements		(654)	(191)
Defined benefit plan, Transfer into Level 3
Defined benefit plan, Transfer out of Level 3
Fair value of plan assets at end of fiscal year		155	760
Level 3 [Member] | Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of fiscal year		760	985
Defined benefit plan, Realized gains (losses)		51
Defined benefit plan, Unrealized gains (losses)		(2)	(34)
Defined benefit plan, Purchase, sales and settlements		(654)	(191)
Fair value of plan assets at end of fiscal year		¥ 155	¥ 760

[1]	Other investment funds of the foreign offices and subsidiaries include mutual funds and real estate funds of ¥79,763 million and ¥310 million, respectively, which were held by MUFG Americas Holdings at December 31, 2016 and ¥93,821 million and ¥516 million, respectively, at December 31, 2017.